Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Interest-bearing:
Savings deposits	₨ 2,237,968.7	$ 34,372.1	₨ 1,935,786.3
Time deposits	4,455,680.6	68,433.1	3,341,857.7
Total interest-bearing deposits	6,693,649.3	102,805.2	5,277,644.0
Non-interest-bearing deposits	1,190,102.2	18,278.3	1,153,678.9
Total	₨ 7,883,751.5	$ 121,083.5	₨ 6,431,322.9